FINANCIAL INSTRUMENTS - Offsetting Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Total asset derivatives
Gross amounts presented in the consolidated balance sheet	$ 547,317	$ 208,811
Liabilitiy derivatives, gross amounts not offset in the consolidated balance sheet subject to netting agreements	0	17,388
Commodity contract
Total asset derivatives
Gross amounts presented in the consolidated balance sheet	113,368	1,753
Liabilitiy derivatives, gross amounts not offset in the consolidated balance sheet subject to netting agreements	0	88
Gross amounts not offset in the consolidated balance sheet subject to netting agreements	0	(88)
Mark-to-market derivative valuation	113,368	1,665
Total derivative liabilities
Gross amounts presented in the consolidated balance sheet	0	88
Gross amounts not offset in the consolidated balance sheet subject to netting agreements	0	88
Derivative liability	0	0
Energy related derivative | Oil
Total asset derivatives
Gross amounts presented in the consolidated balance sheet	182,795	127,480
Energy related derivative | Natural gas
Total asset derivatives
Gross amounts presented in the consolidated balance sheet	196,184	79,578
Interest rate swap
Total asset derivatives
Gross amounts presented in the consolidated balance sheet	(54,970)	0
Liabilitiy derivatives, gross amounts not offset in the consolidated balance sheet subject to netting agreements	$ 0	$ 17,300